UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

--------------------------------------------------------------------------------
1.       Name and address of issuer:

         Heritage Income-Growth Trust
         880 Carillon Parkway
         St. Petersburg, FL  33716

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):   /X/
                     --

--------------------------------------------------------------------------------
3.       Investment Company Act File Number:  811-4767

         Securities Act File Number:  33-7559

--------------------------------------------------------------------------------
4(a).    Last day of fiscal year for which this Form is filed:

         September 30, 1997

--------------------------------------------------------------------------------
4(b).    / /  Check  box  if  this  Form is being filed late (I.E., more than 90
         -- calendar days after the end of the issuer's fiscal year). (See Instruction A.2).

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

--------------------------------------------------------------------------------
4(c).    / /  Check box if this is the last time the issuer will be filing this
         --   Form.

--------------------------------------------------------------------------------
5.       Calculation of registration fee:


--------------------------------------------------------------------------------
         (i)   Aggregate sale price of securities
               sold during the fiscal year pursuant to
               section 24(f):                                        $35,259,171
                                                                     -----------

--------------------------------------------------------------------------------
         (ii)  Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                           $9,381,037
                                                      ----------

--------------------------------------------------------------------------------
         (iii) Aggregate price of securities redeemed
               or repurchased during any prior fiscal
               year ending no earlier than October 11,
               1995 that were not previously used to
               reduce registration fees payable to
               the Commission:                        $        0
                                                             ----

--------------------------------------------------------------------------------
         (iv)  Total available redemption credits
               [add Items 5(ii) and 5(iii):                          $ 9,381,037
                                                                     -----------

--------------------------------------------------------------------------------
         (v)   Net sales - if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                      $25,878,134
                                                                     -----------

--------------------------------------------------------------------------------
         (vi)  Redemption credits available for use
               in future years - if Item 5(i) is less
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                       $    (N/A)
                                                      ----------

--------------------------------------------------------------------------------
         (vii) Multiplier for determining
               registration fee (See Instruction C.9):               X .000295
                                                                     ---------

--------------------------------------------------------------------------------
        (viii) Registration fee due [multiply Item
               5(v) by Item 5(vii)] (enter "0" if no
               fee is due):                                          =$7,634.05
                                                                       ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

--------------------------------------------------------------------------------
7.       Interest  due - if this Form is being filed more than
         90 days after the end of the issuer's fiscal year
         (see Instruction D):                                            +$  N/A
                                                                         -------

--------------------------------------------------------------------------------
8.       Total of the amount of the registration fee due plus
         any interest due plus any interest due [line 5(viii)
         plus line 7]:                                                   =$  N/A
                                                                         -------

--------------------------------------------------------------------------------
9.       Date  the  registration  fee  and  any interest payment was sent to the
         Commission's lockbox depository:                   12/23/97

         Method of Delivery:

          /X/  Wire Transfer
          --

          / /  Mail or other means
          --
--------------------------------------------------------------------------------


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                              /s/ Stephen G. Hill
                              ------------------------------
                              Stephen G. Hill
                              President
                              Heritage Income-Growth Trust

Date  December 24, 1997
     -----------------------


  *Please print the name and title of the signing officer below the signature.